UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08797
                                   811-09049

Name of Fund: BlackRock International Fund of BlackRock Series, Inc.
              BlackRock Master International Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 05/31/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock International Fund                                           BLACKROCK
OF BLACKROCK SERIES, INC.

ANNUAL REPORT | MAY 31, 2008

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Fund Financial Statements:
    Statement of Assets and Liabilities ..................................     7
    Statement of Operations ..............................................     8
    Statements of Changes in Net Assets ..................................     9
Fund Financial Highlights ................................................    10
Fund Notes to Financial Statements .......................................    12
Fund Report of Independent Registered Public Accounting Firm .............    15
Important Tax Information (Unaudited) ....................................    15
Portfolio Summary ........................................................    16
Portfolio Financial Statements:
    Schedule of Investments ..............................................    17
    Statement of Assets and Liabilities ..................................    20
    Statement of Operations ..............................................    21
    Statements of Changes in Net Assets ..................................    22
Portfolio Financial Highlights ...........................................    22
Portfolio Notes to Financial Statements ..................................    23
Portfolio Report of Independent Registered Public Accounting Firm ........    25
Officers and Directors ...................................................    26
Additional Information ...................................................    29
Mutual Fund Family .......................................................    31


2             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008

A Letter to Shareholders

Dear Shareholder

For much of the reporting period, investors grappled with the repercussions of the credit crisis that surfaced last summer, and with the effects of a weakening economy and surging energy and food prices. These factors were offset by the positive impact from robust export activity, strength in the non-financial corporate sector and monetary and fiscal stimuli.

Amid the market turbulence, the Federal Reserve Board (the "Fed") initiated a series of moves to restore liquidity and bolster financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Also of significance were its other policy decisions, which included extending use of the discount window to broker-dealers and investment banks and backstopping the rescue of ill-fated Bear Stearns. Notably, on April 30, the Fed dropped previous references to downside growth risks and added more emphasis on inflationary pressures, indicating the central bankers have likely concluded the current cycle of monetary easing.

Nevertheless, the Fed's response to the financial crisis helped to ease credit turmoil and investor anxiety. Since hitting a low point on March 17, following the collapse of Bear Stearns, stocks appreciated 10% (through May 30). Most international markets, which had outperformed U.S. stocks for some time, saw a reversal in that trend, as the troubled credit situation and downward pressures on growth fanned recession fears.

In fixed income markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad "flight-to-quality" theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to a low of 3.34% in March 2008 before rising to 4.06% by May 31 as investors grew more risk tolerant and shifted out of Treasury issues in favor of stocks and other high-quality fixed income sectors. Tax-exempt issues underperformed throughout most of the reporting period, pressured by problems among municipal bond insurers and the freeze in the market for auction rate securities. However, the final two months saw a firmer tone in the municipal market, as investors took advantage of unusually high yields.

On the whole, results for the major benchmark indexes generally reflected heightened investor risk aversion:

Total Returns as of May 31, 2008                                                        6-month   12-month
===========================================================================================================
U.S. equities (S&P 500 Index)                                                            (4.47%)    (6.70%)
-----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                             (1.87)    (10.53)
-----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                        (5.21)     (2.53)
-----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                       1.49       6.89
-----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                            1.44       3.87
-----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)       1.81      (1.08)
-----------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only.

You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o The Fund, through its investment in BlackRock Master International Portfolio, generated a solid return for the 12-month period, outpacing the benchmark Morgan Stanley Capital International Europe, Australasia, Far East ("MSCI EAFE") Index.

      What factors influenced performance?

o An underweight in financials benefited the Fund's performance versus the benchmark, as the negative effects of the global credit crunch hurt the sector. Nevertheless, several of the Fund's holdings in the sector, including Sun Hung Kai Properties Ltd. and China Life Insurance Co. Ltd., posted strong gains for the period.

o Stock selection and an overweight in energy also enhanced relative returns, as the sector recorded significant gains during the annual period. Most notably, Fund holding Tullow Oil Plc enjoyed strong performance on positive developments in the oil and gas exploration subsector.

o Exposure to the telecommunication services sector aided comparative performance as well. In particular, a focus on high-growth companies with significant exposure to emerging markets proved beneficial. Notable contributors included Tele2 AB, Telefonica SA and MTN Group Ltd.

o At an allocation level, an underweight in Japan and overweights in China and Hong Kong enhanced relative returns.

o Performance detractors were limited, but security selection in information technology hampered results in the first half of the year. Specifically, shares of Fund holding Ericsson declined after the company unexpectedly reduced future revenue guidance amid a sharp slowdown in the consumption of higher-margin services.

o Elsewhere, holdings in selected Japanese financial companies (ORIX Corp. and Sumitomo Mitsui Financial Group, Inc.) detracted from performance as the turnaround in the domestic economy stalled and interest rate rises failed to materialize as quickly as expected.

      Describe recent portfolio activity.

o Early in the annual period, we reduced the Fund's exposure to the financials sector, selling positions in Allied Irish Banks Plc and Banco Bilbao Vizcaya Argentaria SA given concerns regarding the companies' exposure to deteriorating conditions in the housing markets in Ireland and Spain, respectively. We also decreased weightings in industrials and utilities.

o We increased the Fund's allocation to the energy sector, initiating positions in two deep water oil services companies, Acergy SA and Subsea 7, Inc., and in CNOOC Ltd., an oil and gas exploration and production company. We also added to existing positions in the telecommunication services and materials sectors, and moved the Fund's information technology exposure from an underweight to an overweight.

      Describe Fund positioning at period-end.

o At period-end, the Fund had a small overweight in emerging markets and also held an overweight in the U.K., focused primarily on companies with international earnings and operations. The Fund remains underweight in Japan. We have maintained the Fund's overweights in telecommunication services, consumer staples and insurance, and underweights in banks and health care.

o The Fund is tilted somewhat towards growth and quality, as we favor companies with lower leverage and higher returns on equity.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

                                              Actual                                                Hypothetical 2
                       ------------------------------------------------------  -----------------------------------------------------
                           Beginning          Ending                              Beginning         Ending
                         Account Value     Account Value     Expenses Paid      Account Value    Account Value     Expenses Paid
                       December 1, 2007    May 31, 2008   During the Period 1  December 1, 2007   May 31, 2008   During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional .........     $1,000           $1,004.00           $ 7.77            $1,000          $1,017.14           $ 7.82
Investor A ............     $1,000           $1,002.70           $ 9.36            $1,000          $1,015.55           $ 9.42
Investor B ............     $1,000           $  997.90           $14.41            $1,000          $1,010.48           $14.50
Investor C ............     $1,000           $  999.30           $12.92            $1,000          $1,011.97           $13.01
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.56% for Institutional, 1.88% for Investor A, 2.90% for Investor B and 2.60% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the MSCI Europe, Australasia and Far East Index. Values are from October 30, 1998 to May 2008.

                                                                    MSCI Europe,
                  Institutional            Investor A            Australasia and
                    Shares(1,2)           Shares(1,2)          Far East Index(3)
10/30/98(4)             $10,000                $9,475                    $10,000
5/99                    $10,420                $9,854                    $10,934
5/00                    $12,608               $11,901                    $12,809
5/01                    $10,224                $9,624                    $10,602
5/02                     $9,166                $8,614                     $9,584
5/03                     $7,989                $7,483                     $8,405
5/04                     $9,608                $8,971                    $11,151
5/05                    $10,887               $10,141                    $12,781
5/06                    $13,587               $12,627                    $16,391
5/07                    $15,800               $14,650                    $20,790
5/08                    $16,840               $15,567                    $20,264

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests all of its assets in BlackRock Master International Portfolio of BlackRock Master LLC. The Portfolio invests primarily in stocks of companies located outside of the United States that its management believes are undervalued or have good prospects for earnings growth.
3 This unmanaged broad-based Index measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East.
4     Commencement of operations.

Performance Summary for the Period Ended May 31, 2008

                                                                          Average Annual Total Returns 1
                                                          -------------------------------------------------------------
                                                                 1 Year              5 Years          Since Inception 2
                                                          ------------------   ------------------    ------------------
                                             6-Month      w/o sales  w/sales   w/o sales  w/sales    w/o sales  w/sales
                                          Total Returns    charge    charge     charge    charge      charge    charge
-----------------------------------------------------------------------------------------------------------------------
Institutional                                 0.40%        6.58%      --       16.08%        --       5.59%       --
Investor A                                    0.27         6.25     0.68%      15.78      14.54%      5.32      4.73%
Investor B                                   (0.21)        5.13     0.63       14.82      14.59       4.63      4.63
Investor C                                   (0.07)        5.50     4.50       14.91      14.91       4.50      4.50
MSCI EAFE Index                              (5.21)       (2.53)      --       19.24         --       7.65        --
-----------------------------------------------------------------------------------------------------------------------

1 Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.
2     The Fund commenced operations on 10/30/98.

      Past performance is not indicative of future results.


             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008             5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after the sixth year. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on December 1, 2007 and held through May 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008

Statement of Assets and Liabilities                 BlackRock International Fund

May 31, 2008

===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investment at value -- BlackRock Master International Portfolio (the "Portfolio") (cost -- $110,434,709) .........    $ 118,235,840
Portfolio interest sold receivable ...............................................................................          231,347
Capital shares sold receivable ...................................................................................           29,196
Prepaid expenses .................................................................................................           29,714
                                                                                                                      -------------
Total assets .....................................................................................................      118,526,097
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Capital shares redeemed payable ..................................................................................          260,543
Other affiliates payable .........................................................................................           63,283
Distribution fees payable ........................................................................................           62,715
Administration fees payable ......................................................................................           24,595
Other accrued expenses payable ...................................................................................           13,956
                                                                                                                      -------------
Total liabilities ................................................................................................          425,092
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net assets .......................................................................................................    $ 118,101,005
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares, $0.0001 par value ..........................................................................    $          73
Investor A Shares, $0.0001 par value .............................................................................              283
Investor B Shares, $0.0001 par value .............................................................................              313
Investor C Shares, $0.0001 par value .............................................................................              147
Paid-in capital in excess of par .................................................................................      148,515,493
Undistributed net investment income ..............................................................................          514,616
Accumulated net realized loss allocated from the Portfolio .......................................................      (38,731,051)
Net unrealized appreciation/depreciation allocated from the Portfolio ............................................        7,801,131
                                                                                                                      -------------
Net assets .......................................................................................................    $ 118,101,005
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $10,903,573 and 726,323 shares outstanding ...............................    $       15.01
                                                                                                                      =============
Investor A -- Based on net assets of $42,051,761 and 2,831,599 shares outstanding ................................    $       14.85
                                                                                                                      =============
Investor B -- Based on net assets of $44,253,973 and 3,131,479 shares outstanding ................................    $       14.13
                                                                                                                      =============
Investor C -- Based on net assets of $20,891,698 and 1,472,050 shares outstanding ................................    $       14.19
                                                                                                                      =============

See Notes to Financial Statements.


             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008             7

Statement of Operations                             BlackRock International Fund

Year Ended May 31, 2008

===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income allocated from the Portfolio:
    Dividends .....................................................................................................    $  3,417,665
    Interest from affiliates ......................................................................................          45,203
    Expenses ......................................................................................................      (1,185,510)
                                                                                                                       ------------
Total income ......................................................................................................       2,277,358
                                                                                                                       ------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Administration ....................................................................................................         298,744
Service -- Investor A .............................................................................................          93,465
Service and distribution -- Investor B ............................................................................         498,332
Service and distribution -- Investor C ............................................................................         208,466
Transfer agent -- Institutional ...................................................................................          19,706
Transfer agent -- Investor A ......................................................................................          83,251
Transfer agent -- Investor B ......................................................................................         270,961
Transfer agent -- Investor C ......................................................................................          43,205
Printing ..........................................................................................................          66,697
Registration ......................................................................................................          51,462
Professional ......................................................................................................          26,004
Officer and Directors .............................................................................................              64
Miscellaneous .....................................................................................................          10,721
                                                                                                                       ------------
Total expenses ....................................................................................................       1,671,078
                                                                                                                       ------------
Net investment income .............................................................................................         606,280
                                                                                                                       ------------
===================================================================================================================================
Realized and Unrealized Gain (Loss) Allocated From the Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from:
    Investments ...................................................................................................      10,524,683
    Foreign currency ..............................................................................................         (89,498)
                                                                                                                       ------------
                                                                                                                         10,435,185
                                                                                                                       ------------
Net change in unrealized appreciation/depreciation on:
    Investments ...................................................................................................      (4,768,922)
    Foreign currency ..............................................................................................          53,589
                                                                                                                       ------------
                                                                                                                         (4,715,333)
                                                                                                                       ------------
Total realized and unrealized gain ................................................................................       5,719,852
                                                                                                                       ------------
Net Increase in Net Assets Resulting from Operations ..............................................................    $  6,326,132
                                                                                                                       ============

See Notes to Financial Statements.


8             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008

Statements of Changes in Net Assets                 BlackRock International Fund

                                                                                                              Year Ended
                                                                                                                May 31,
                                                                                                    -------------------------------
Increase (Decrease) in Net Assets:                                                                      2008              2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................    $     606,280     $     188,798
Net realized gain ..............................................................................       10,435,185        25,383,534
Net change in unrealized appreciation/depreciation .............................................       (4,715,333)       (7,673,440)
                                                                                                    -------------------------------
Net increase in net assets resulting from operations ...........................................        6,326,132        17,898,892
                                                                                                    -------------------------------
===================================================================================================================================
Dividends to Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ..............................................................................          (74,593)         (188,373)
    Investor A .................................................................................         (150,124)         (286,547)
    Investor B .................................................................................               --          (397,492)
    Investor C .................................................................................               --          (126,047)
                                                                                                    -------------------------------
Decrease in net assets resulting from dividends to shareholders ................................         (224,717)         (998,459)
                                                                                                    -------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets derived from capital share transactions .............................      (14,445,370)      (19,755,833)
                                                                                                    -------------------------------
===================================================================================================================================
Redemption Fee
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fee .................................................................................              963             1,164
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ...................................................................       (8,342,992)       (2,854,236)
Beginning of year ..............................................................................      126,443,997       129,298,233
                                                                                                    -------------------------------
End of year ....................................................................................    $ 118,101,005     $ 126,443,997
                                                                                                    ===============================
End of year undistributed net investment income ................................................    $     514,616     $     222,551
                                                                                                    ===============================

See Notes to Financial Statements.


             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008             9

Financial Highlights                                BlackRock International Fund

                                                                     Institutional
                                           ----------------------------------------------------------------
                                                                   Year Ended May 31,
                                           ----------------------------------------------------------------
                                             2008          2007          2006          2005          2004
===========================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $  14.18      $  12.38      $  10.05      $   8.90      $   7.40
                                           ----------------------------------------------------------------
Net investment income 1 ...............        0.19          0.12          0.08          0.07          0.06
Net realized and unrealized gain ......        0.73 2        1.87 2        2.39 2        1.11 2        1.44
                                           ----------------------------------------------------------------
Net increase from investment operations        0.92          1.99          2.47          1.18          1.50
                                           ----------------------------------------------------------------
Dividends from net investment income ..       (0.09)        (0.19)        (0.14)        (0.03)           --
                                           ----------------------------------------------------------------
Net asset value, end of year ..........    $  15.01      $  14.18      $  12.38      $  10.05      $   8.90
                                           ================================================================
===========================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------
Based on net asset value ..............        6.58%        16.29%        24.80%        13.31%        20.27%
                                           ================================================================
===========================================================================================================
Ratios to Average Net Assets 4
-----------------------------------------------------------------------------------------------------------
Total expenses ........................        1.54%         1.65%         1.74%         1.72%         1.77%
                                           ================================================================
Net investment income .................        1.32%         0.97%         0.72%         0.76%         0.75%
                                           ================================================================
===========================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $ 10,904      $ 12,133      $ 12,453      $ 11,946      $ 13,901
                                           ================================================================
Portfolio turnover of the Portfolio ...         153%          151%           96%           49%           74%
                                           ================================================================

                                                                      Investor A
                                           ----------------------------------------------------------------
                                                                   Year Ended May 31,
                                           ----------------------------------------------------------------
                                             2008          2007          2006          2005          2004
===========================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $  14.04      $  12.26      $   9.94      $   8.80      $   7.34
                                           ----------------------------------------------------------------
Net investment income 1 ...............        0.17          0.10          0.06          0.03          0.04
Net realized and unrealized gain ......        0.70 2        1.84 2        2.36 2        1.12 2        1.42
                                           ----------------------------------------------------------------
Net increase from investment operations        0.87          1.94          2.42          1.15          1.46
                                           ----------------------------------------------------------------
Dividends from net investment income ..       (0.06)        (0.16)        (0.10)        (0.01)           --
                                           ----------------------------------------------------------------
Net asset value, end of year ..........    $  14.85      $  14.04      $  12.26      $   9.94      $   8.80
                                           ================================================================
===========================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------
Based on net asset value ..............        6.25%        16.02%        24.51%        13.04%        19.89%
                                           ================================================================
===========================================================================================================
Ratios to Average Net Assets 4
-----------------------------------------------------------------------------------------------------------
Total expenses ........................        1.84%         1.91%         1.98%         1.97%         2.00%
                                           ================================================================
Net investment income .................        1.18%         0.77%         0.53%         0.30%         0.55%
                                           ================================================================
===========================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $ 42,052      $ 35,750      $ 21,807      $ 18,058      $ 28,428
                                           ================================================================
Portfolio turnover of the Portfolio ...         153%          151%           96%           49%           74%
                                           ================================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.
3     Total investment returns exclude the effects of any sales charges.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.

See Notes to Financial Statements.


10             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008

Financial Highlights (concluded)                    BlackRock International Fund

                                                                      Investor B
                                           ----------------------------------------------------------------
                                                                   Year Ended May 31,
                                           ----------------------------------------------------------------
                                             2008          2007          2006          2005          2004
===========================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $  13.44      $  11.75      $   9.54      $   8.51      $   7.14
                                           ----------------------------------------------------------------
Net investment income (loss) 1 ........       (0.01)        (0.02)        (0.03)        (0.02)        (0.02)
Net realized and unrealized gain ......        0.70 2        1.78 2        2.27 2        1.05 2        1.39
                                           ----------------------------------------------------------------
Net increase from investment operations        0.69          1.76          2.24          1.03          1.37
                                           ----------------------------------------------------------------
Dividends from net investment income ..          --         (0.07)        (0.03)           --            --
                                           ----------------------------------------------------------------
Net asset value, end of year ..........    $  14.13      $  13.44      $  11.75      $   9.54      $   8.51
                                           ================================================================
===========================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------
Based on net asset value ..............        5.13%        15.02%        23.52%        12.10%        19.19%
                                           ================================================================
===========================================================================================================
Ratios to Average Net Assets 4
-----------------------------------------------------------------------------------------------------------
Total expenses ........................        2.90%         2.76%         2.76%         2.75%         2.80%
                                           ================================================================
Net investment income (loss) ..........       (0.11%)       (0.20%)       (0.31%)       (0.24%)       (0.25%)
                                           ================================================================
===========================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $ 44,254      $ 56,428      $ 71,575      $ 69,342      $ 76,727
                                           ================================================================
Portfolio turnover of the Portfolio ...         153%          151%           96%           49%           74%
                                           ================================================================

                                                                      Investor C
                                           ----------------------------------------------------------------
                                                                   Year Ended May 31,
                                           ----------------------------------------------------------------
                                             2008          2007          2006          2005          2004
===========================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $  13.45      $  11.75      $   9.54      $   8.51      $   7.14
                                           ----------------------------------------------------------------
Net investment income (loss) 1 ........        0.04         (0.01)        (0.03)        (0.02)        (0.02)
Net realized and unrealized gain ......        0.70 2        1.78 2        2.27 2        1.05 2        1.39
                                           ----------------------------------------------------------------
Net increase from investment operations        0.74          1.77          2.24          1.03          1.37
                                           ----------------------------------------------------------------
Dividends from net investment income ..          --         (0.07)        (0.03)           --            --
                                           ----------------------------------------------------------------
Net asset value, end of year ..........    $  14.19      $  13.45      $  11.75      $   9.54      $   8.51
                                           ================================================================
===========================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------
Based on net asset value ..............        5.50%        15.09%        23.47%        12.10%        19.19%
                                           ================================================================
===========================================================================================================
Ratios to Average Net Assets 4
-----------------------------------------------------------------------------------------------------------
Total expenses ........................        2.57%         2.68%         2.77%         2.76%         2.82%
                                           ================================================================
Net investment income (loss) ..........        0.32%        (0.09%)       (0.32%)       (0.27%)       (0.29%)
                                           ================================================================
===========================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $ 20,892      $ 22,133      $ 23,463      $ 22,879      $ 27,485
                                           ================================================================
Portfolio turnover of the Portfolio ...         153%          151%           96%           49%           74%
                                           ================================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.
3     Total investment returns exclude the effects of sales charges.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.

See Notes to Financial Statements.


             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008             11

Notes to Financial Statements                       BlackRock International Fund

1. Significant Accounting Policies:

BlackRock International Fund (the "Fund") of BlackRock Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in BlackRock Master International Portfolio (the "Portfolio") of BlackRock Master LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Portfolio owned by the Fund at May 31, 2008 was 100%. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Net Investment Income: Investment transactions in the Portfolio are accounted for on a trade date basis. The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distribution to Shareholders: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective November 30, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The administrator has evaluated the application of FIN 48 to the Fund and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended May 31, 2005 through May 31, 2007. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.


12             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008

Notes to Financial Statements (continued)           BlackRock International Fund

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Corporation, on behalf of the Fund, has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays a monthly fee at an annual rate of 0.25% of the Fund's average daily net assets. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

The Corporation, on behalf of the Fund, has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Service         Distribution
                                                      Fee               Fee
--------------------------------------------------------------------------------
Investor A .....................................     0.25%               --
Investor B .....................................     0.25%             0.75%
Investor C .....................................     0.25%             0.75%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B and Investor C shareholders.

For the year ended May 31, 2008, the Distributor earned underwriting discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund's Investor A Shares, which totaled $10,309. These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the year.

For the year ended May 31, 2008, affiliates received contingent deferred sales charges of $2,876 and $572 relating to transactions in Investor B and Investor C Shares, respectively.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the year ended May 31, 2008, the following amounts have been accrued by the Fund to reimburse the Administrator for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional .................................................       $ 85
Investor A ....................................................       $505
Investor B ....................................................       $429
Investor C ....................................................       $384
--------------------------------------------------------------------------------

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended May 31, 2008, the Fund paid $378,675 in return for these funds.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, is the Fund's transfer agent. Each share class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the mailing of, the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock, Inc. or its affiliates.


             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008             13

Notes to Financial Statements (continued)           BlackRock International Fund

3. Capital Share Transactions:

There are 100,000,000 shares authorized for all classes. Transactions in common stock for each class were as follows:

                                                                           Year Ended                          Year Ended
                                                                          May 31, 2008                        May 31, 2007
                                                                -------------------------------     ------------------------------
                                                                    Shares            Amount            Shares            Amount
----------------------------------------------------------------------------------------------------------------------------------
Institutional
----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................       24,171     $    351,017            102,421     $  1,260,887
Shares issued to shareholders in reinvestment of dividends .....        5,110           67,055             12,783          160,677
                                                                -------------------------------     ------------------------------
Total issued ...................................................       29,281          418,072            115,204        1,421,564
Shares redeemed ................................................     (158,602)      (2,237,713)          (265,784)      (3,322,164)
                                                                -------------------------------     ------------------------------
Net decrease ...................................................     (129,321)    $ (1,819,641)          (150,580)    $ (1,900,600)
                                                                ===============================     ==============================
==================================================================================================================================
Investor A
----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic conversion of shares .................    1,140,058     $ 16,105,187          1,856,876     $ 23,764,197
Shares issued to shareholders in reinvestment of dividends .....       10,055          130,879             21,871          272,736
                                                                -------------------------------     ------------------------------
Total issued ...................................................    1,150,113       16,236,066          1,878,747       24,036,933
Shares redeemed ................................................     (865,330)     (12,179,455)        (1,110,949)     (14,360,866)
                                                                -------------------------------     ------------------------------
Net increase ...................................................      284,783     $  4,056,611            767,798     $  9,676,067
                                                                ===============================     ==============================
==================================================================================================================================
Investor B
----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................    1,081,938     $ 14,597,126          1,429,741     $ 17,605,872
Shares issued to shareholders in reinvestment of dividends .....           --               --             30,377          365,136
                                                                -------------------------------     ------------------------------
Total issued ...................................................    1,081,938       14,597,126          1,460,118       17,971,008
Shares redeemed and automatic conversion of shares .............   (2,148,978)     (28,924,995)        (3,354,459)     (41,150,734)
                                                                -------------------------------     ------------------------------
Net decrease ...................................................   (1,067,040)    $(14,327,869)        (1,894,341)    $(23,179,726)
                                                                ===============================     ==============================
==================================================================================================================================
Investor C
----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................       89,447     $  1,217,816             98,864     $  1,212,045
Shares issued to shareholders in reinvestment of dividends .....           --               --              9,012          108,329
                                                                -------------------------------     ------------------------------
Total issued ...................................................       89,447        1,217,816            107,876        1,320,374
Shares redeemed ................................................     (262,730)      (3,572,287)          (459,955)      (5,671,948)
                                                                -------------------------------     ------------------------------
Net decrease ...................................................     (173,283)    $ (2,354,471)          (352,079)    $ (4,351,574)
                                                                ===============================     ==============================

There is a 2% redemption fee on shares redeemed or exchanged which have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid in capital.

4. Income Tax Information:

Reclassification: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $89,498 has been reclassified between undistributed net investment income and accumulated net realized capital losses as a result of permanent differences attributable to foreign currency transactions. This reclassification has no effect on net asset values per share.

The tax character of distributions paid during the fiscal years ended May 31, 2008 and May 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                       5/31/2008       5/31/2007
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income .................................     $224,717        $998,459
                                                        ------------------------
Total taxable distributions .......................     $224,717        $998,459
                                                        ========================


14             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008

Notes to Financial Statements (concluded)           BlackRock International Fund

As of May 31, 2008, the components of accumulated losses on a tax basis were as follows:

-----------------------------------------------------------------------------
Net undistributed ordinary income ...........................    $    528,588
Net undistributed long-term capital gains ...................              --
                                                                 ------------
Total undistributed net earnings ............................         528,588
Capital loss carryforward ...................................     (38,696,952)*
Net unrealized gains ........................................       7,753,060**
                                                                 ------------
Total accumulated net losses ................................    $(30,415,304)
                                                                 ============

* On May 31, 2008, the Fund had a capital loss carryforward of $38,696,952, all of which expires in 2011. This amount will be available to offset future realized capital gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and the deferral of post-October passive foreign investment company losses for tax purposes.

Report of Independent Registered Public Accounting Firm
                                                    BlackRock International Fund

To the Shareholders and Board of Directors of BlackRock Series, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock International Fund, one of the series constituting BlackRock Series, Inc. ("BlackRock"), as of May 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of BlackRock's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. BlackRock is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of BlackRock's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock International Fund of BlackRock Series, Inc. as of May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
July 28, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distribution paid by BlackRock International Fund of BlackRock Series, Inc. to shareholders of record on August 20, 2007:

--------------------------------------------------------------------------------
Qualified Dividend Income for Individuals ......................         100.00%
Foreign Source Income ..........................................          98.06%
Foreign Taxes Paid Per Share ...................................    $  0.080691
--------------------------------------------------------------------------------

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.


             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008             15

Portfolio Summary                       BlackRock Master International Portfolio

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
British American Tobacco Plc .............................................    4%
E.ON AG ..................................................................    3
Unilever Plc .............................................................    3
Vodafone Group Plc .......................................................    3
Philippine Long Distance Telephone Co. ...................................    3
Telefonica SA ............................................................    2
Nintendo Co., Ltd. .......................................................    2
Tele2 AB .................................................................    2
Unicredit SpA ............................................................    2
Tesco Plc ................................................................    2
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Wireless Telecommunication Services ......................................    8%
Oil, Gas & Consumable Fuels ..............................................    8
Chemicals ................................................................    6
Tobacco ..................................................................    5
Diversified Telecommunication Services ...................................    5
--------------------------------------------------------------------------------
      For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.

                                                                      Percent of
Ten Largest Countries                                                 Net Assets
--------------------------------------------------------------------------------
United Kingdom ...........................................................   28%
Germany ..................................................................   10
Japan ....................................................................   10
Hong Kong ................................................................    6
France ...................................................................    5
Italy ....................................................................    4
Sweden ...................................................................    4
Brazil ...................................................................    4
Switzerland ..............................................................    4
Netherlands ..............................................................    4
--------------------------------------------------------------------------------


16             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008

Schedule of Investments May 31, 2008    BlackRock Master International Portfolio
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
===============================================================================
Belgium -- 3.1%
Beverages -- 2.2%
InBev NV                                                33,179      $ 2,560,251
-------------------------------------------------------------------------------
Commercial Banks -- 0.9%
KBC Bancassurance Holding                                9,188        1,133,670
-------------------------------------------------------------------------------
Total Common Stocks in Belgium                                        3,693,921
===============================================================================
Brazil -- 4.1%
Media -- 1.2%
NET Servicos de Comunicacao SA (a)                     101,049        1,451,064
-------------------------------------------------------------------------------
Metals & Mining -- 1.5%
Companhia Vale do Rio Doce (Common Shares) (a)          43,752        1,740,455
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 1.4%
Petroleo Brasileiro SA (a)                              23,748        1,674,234
-------------------------------------------------------------------------------
Total Common Stocks in Brazil                                         4,865,753
===============================================================================
Canada -- 1.1%
Chemicals -- 1.1%
Potash Corp. of Saskatchewan, Inc.                       6,576        1,306,000
-------------------------------------------------------------------------------
Total Common Stocks in Canada                                         1,306,000
===============================================================================
Denmark -- 1.5%
Electrical Equipment -- 1.5%
Vestas Wind Systems A/S (b)                             12,927        1,779,502
-------------------------------------------------------------------------------
Total Common Stocks in Denmark                                        1,779,502
===============================================================================
France -- 4.9%
Media -- 1.5%
Eutelsat Communications                                 58,736        1,763,597
-------------------------------------------------------------------------------
Multiline Retail -- 1.7%
Pinault-Printemps-Redoute                               15,635        2,043,219
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 1.7%
Bouygues                                                24,843        2,028,702
-------------------------------------------------------------------------------
Total Common Stocks in France                                         5,835,518
===============================================================================
Germany -- 10.3%
Auto Components -- 2.0%
Continental AG                                          18,550        2,352,010
-------------------------------------------------------------------------------
Electric Utilities -- 3.0%
E.ON AG                                                 16,792        3,572,721
-------------------------------------------------------------------------------
Electrical Equipment -- 1.2%
SGL Carbon AG (b)                                       19,455        1,446,761
-------------------------------------------------------------------------------
Insurance -- 2.3%
Allianz AG Registered Shares                            14,392        2,724,669
-------------------------------------------------------------------------------
Machinery -- 1.8%
MAN AG                                                  13,171        2,054,396
-------------------------------------------------------------------------------
Total Common Stocks in Germany                                       12,150,557
===============================================================================
Hong Kong -- 5.7%
Oil, Gas & Consumable Fuels -- 2.1%
CNOOC Ltd.                                           1,428,598        2,489,644
-------------------------------------------------------------------------------
Real Estate Management & Development -- 3.6%
Hongkong Land Holdings Ltd.                            545,000        2,588,750
Sun Hung Kai Properties Ltd.                           105,000        1,687,233
                                                                   ------------
                                                                      4,275,983
-------------------------------------------------------------------------------
Total Common Stocks in Hong Kong                                      6,765,627
===============================================================================
Indonesia -- 1.3%
Oil, Gas & Consumable Fuels -- 1.3%
Bumi Resources Tbk PT                                1,776,500        1,535,247
-------------------------------------------------------------------------------
Total Common Stocks in Indonesia                                      1,535,247
===============================================================================
Italy -- 4.4%
Automobiles -- 2.0%
Fiat SpA                                               105,260        2,345,825
-------------------------------------------------------------------------------
Commercial Banks -- 2.4%
Unicredit SpA                                          398,404        2,784,824
-------------------------------------------------------------------------------
Total Common Stocks in Italy                                          5,130,649
===============================================================================
Japan -- 9.6%
Building Products -- 1.0%
Nippon Sheet Glass Co., Ltd.                           259,000        1,166,999
-------------------------------------------------------------------------------
Chemicals -- 2.6%
Nippon Sanso Corp.                                     167,000        1,424,142
Toray Industries, Inc.                                 251,000        1,645,238
                                                                   ------------
                                                                      3,069,380
-------------------------------------------------------------------------------
Consumer Finance -- 1.6%
ORIX Corp.                                              10,000        1,889,585
-------------------------------------------------------------------------------
Machinery -- 2.0%
Kubota Corp.                                           289,000        2,343,910
-------------------------------------------------------------------------------
Software -- 2.4%
Nintendo Co., Ltd.                                       5,200        2,860,937
-------------------------------------------------------------------------------
Total Common Stocks in Japan                                         11,330,811
===============================================================================
Luxembourg -- 1.3%
Metals & Mining -- 1.3%
ArcelorMittal                                           15,444        1,529,792
-------------------------------------------------------------------------------
Total Common Stocks in Luxembourg                                     1,529,792
===============================================================================
Netherlands -- 3.7%
Chemicals -- 2.3%
Akzo Nobel NV                                           31,934        2,703,147
-------------------------------------------------------------------------------
Diversified Financial Services -- 1.4%
Fortis                                                  70,452        1,721,897
-------------------------------------------------------------------------------
Total Common Stocks in the Netherlands                                4,425,044
===============================================================================

See Notes to Financial Statements.


             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008             17

Schedule of Investments (continued)     BlackRock Master International Portfolio
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares         Value
===============================================================================
Norway -- 2.0%
Energy Equipment & Services -- 2.0%
Acergy SA                                               46,858      $ 1,216,530
Subsea 7, Inc. (b)                                      41,228        1,179,420
-------------------------------------------------------------------------------
Total Common Stocks in Norway                                         2,395,950
===============================================================================
Philippines -- 2.5%
Wireless Telecommunication Services -- 2.5%
Philippine Long Distance Telephone Co.                  49,880        2,968,980
-------------------------------------------------------------------------------
Total Common Stocks in the Philippines                                2,968,980
===============================================================================
South Africa -- 1.5%
Wireless Telecommunication Services -- 1.5%
MTN Group Ltd.                                          88,313        1,766,318
-------------------------------------------------------------------------------
Total Common Stocks in South Africa                                   1,766,318
===============================================================================
Spain -- 2.5%
Diversified Telecommunication Services -- 2.5%
Telefonica SA                                          101,178        2,904,157
-------------------------------------------------------------------------------
Total Common Stocks in Spain                                          2,904,157
===============================================================================
Sweden -- 4.1%
Diversified Telecommunication Services -- 2.4%
Tele2 AB                                               133,664        2,856,830
-------------------------------------------------------------------------------
Tobacco -- 1.7%
Swedish Match AB                                        94,993        2,022,391
-------------------------------------------------------------------------------
Total Common Stocks in Sweden                                         4,879,221
===============================================================================
Switzerland -- 3.9%
Capital Markets -- 2.3%
Credit Suisse Group AG                                  53,444        2,722,837
-------------------------------------------------------------------------------
Pharmaceuticals -- 1.6%
Roche Holding AG                                        10,978        1,892,777
-------------------------------------------------------------------------------
Total Common Stocks in Switzerland                                    4,615,614
===============================================================================
Taiwan -- 1.7%
Electronic Equipment & Instruments -- 1.7%
HON HAI Precision Industry Co., Ltd.                   350,412        1,982,464
-------------------------------------------------------------------------------
Total Common Stocks in Taiwan                                         1,982,464
===============================================================================
United Kingdom -- 27.8%
Aerospace & Defense -- 2.2%
BAE Systems Plc                                        291,763        2,619,576
-------------------------------------------------------------------------------
Capital Markets -- 1.7%
Man Group Plc                                          164,612        2,024,960
-------------------------------------------------------------------------------
Commercial Banks -- 1.4%
Royal Bank of Scotland Group Plc                       376,025        1,702,027
-------------------------------------------------------------------------------
Food & Staples Retailing -- 2.3%
Tesco Plc                                              335,309        2,750,514
-------------------------------------------------------------------------------
Food Products -- 2.9%
Unilever Plc                                           101,806        3,369,871
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 3.4%
Compass Group Plc                                      336,413        2,499,007
Dolphin Capital (b)                                    637,869        1,481,521
                                                                   ------------
                                                                      3,980,528
-------------------------------------------------------------------------------
Insurance -- 1.5%
Prudential Plc                                         137,146        1,806,626
-------------------------------------------------------------------------------
Metals & Mining -- 1.9%
Xstrata Plc                                             28,054        2,216,778
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 3.3%
Cairn Energy Plc (b)                                    20,656        1,377,285
Tullow Oil Plc                                         142,036        2,504,101
                                                                   ------------
                                                                      3,881,386
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 1.1%
Burberry Group Plc                                     132,926        1,316,568
-------------------------------------------------------------------------------
Tobacco -- 3.5%
British American Tobacco Plc                           109,920        4,110,950
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 2.6%
Vodafone Group Plc                                     946,566        3,042,279
-------------------------------------------------------------------------------
Total Common Stocks in the United Kingdom                            32,822,063
===============================================================================
Total Common Stocks -- 97.0%                                        114,683,188
===============================================================================

===============================================================================
                                                          Par
Structured Notes                                         (000)
===============================================================================
United States -- 1.9%
Citigroup Global Markets Holdings, Inc.
  (Emaar Properties PJSC), 3/24/09                       $ 712        2,219,704
-------------------------------------------------------------------------------
Total Structured Notes -- 1.9%                                        2,219,704
===============================================================================
Total Long-Term Investments
(Cost -- $109,185,294) -- 98.9%                                     116,902,892
===============================================================================

===============================================================================
Short-Term Securities
===============================================================================
United States -- 1.7%
Time Deposits -- 1.7%
Citibank London, 1.46%, 6/02/08                          1,996        1,996,405
-------------------------------------------------------------------------------
Total Short-Term Securities (Cost -- $1,996,405) -- 1.7%              1,996,405
===============================================================================
Total Investments (Cost -- $111,181,699*) -- 100.6%                 118,899,297

Liabilities in Excess of Other Assets -- (0.6%)                        (663,457)
                                                                   ------------
Net Assets -- 100.0%                                               $118,235,840
                                                                   ============

See Notes to Financial Statements.


18             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008

Schedule of Investments (concluded)     BlackRock Master International Portfolio
                                     (Percentages shown are based on Net Assets)

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 111,215,799
                                                                  =============
      Gross unrealized appreciation ..........................    $  12,140,921
      Gross unrealized depreciation ..........................       (4,457,423)
                                                                  -------------
      Net unrealized appreciation ............................    $   7,683,498
                                                                  =============

(a)   Depositary receipts.
(b)   Non-income producing security.
o Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net             Interest
      Affiliate                                      Activity            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                          $(1,610,454)          $45,203
      --------------------------------------------------------------------------

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

See Notes to Financial Statements.


             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008             19

Statement of Assets and Liabilities     BlackRock Master International Portfolio

May 31, 2008
================================================================================
Assets
--------------------------------------------------------------------------------
Investments at value -- (cost -- $111,181,699) .................    $118,899,297
Investments sold receivable ....................................       1,933,164
Dividends receivable ...........................................         833,186
Prepaid expenses ...............................................           2,791
Other assets ...................................................         164,338
                                                                    ------------
Total assets ...................................................     121,832,776
                                                                    ------------
================================================================================
Liabilities
--------------------------------------------------------------------------------
Bank overdraft .................................................           1,397
Investments purchased payable ..................................       3,206,860
Withdrawals payable ............................................         231,347
Investment advisory fees payable ...............................          73,834
Directors' fees payable ........................................           3,354
Other affiliates payable .......................................             819
Other accrued expenses payable .................................          79,325
                                                                    ------------
Total liabilities ..............................................       3,596,936
                                                                    ------------
================================================================================
Net Assets
--------------------------------------------------------------------------------
Net assets .....................................................    $118,235,840
                                                                    ============
================================================================================
Net Assets Consist of
--------------------------------------------------------------------------------
Investor's capital .............................................    $110,434,709
Net unrealized appreciation/depreciation .......................       7,801,131
                                                                    ------------
Net assets .....................................................    $118,235,840
                                                                    ============

See Notes to Financial Statements.


20             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008

Statement of Operations                 BlackRock Master International Portfolio

Year Ended May 31, 2008
================================================================================
Investment Income
--------------------------------------------------------------------------------
Dividends (net of $353,274 foreign withholding tax) ...........    $  3,417,665
Interest from affiliates ......................................          45,203
                                                                   ------------
Total income ..................................................       3,462,868
                                                                   ------------
================================================================================
Expenses
--------------------------------------------------------------------------------
Investment advisory ...........................................         896,902
Custodian .....................................................         117,297
Accounting services ...........................................         100,101
Professional ..................................................          36,064
Officer and Directors .........................................          19,945
Printing ......................................................             635
Miscellaneous .................................................          14,566
                                                                   ------------
Total expenses ................................................       1,185,510
                                                                   ------------
Net investment income .........................................       2,277,358
                                                                   ------------
================================================================================
Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) from:
    Investments ...............................................      10,524,683
    Foreign currency ..........................................         (89,498)
                                                                   ------------
                                                                     10,435,185
                                                                   ------------
Net change in unrealized appreciation/depreciation on:
    Investments ...............................................      (4,768,922)
    Foreign currency ..........................................          53,589
                                                                   ------------
                                                                     (4,715,333)
                                                                   ------------
Total realized and unrealized gain ............................       5,719,852
                                                                   ------------
Net Increase in Net Assets Resulting from Operations ..........    $  7,997,210
                                                                   ============

See Notes to Financial Statements.


             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008             21

Statements of Changes in Net Assets     BlackRock Master International Portfolio

                                                                          Year Ended
                                                                            May 31,
                                                                -------------------------------
Increase (Decrease) in Net Assets:                                  2008              2007
===============================================================================================
Operations
-----------------------------------------------------------------------------------------------
Net investment income ......................................    $   2,277,358     $   2,062,812
Net realized gain ..........................................       10,435,185        25,383,534
Net change in unrealized appreciation/depreciation .........       (4,715,333)       (7,673,440)
                                                                -------------------------------
Net increase in net assets resulting from operations .......        7,997,210        19,772,906
                                                                -------------------------------
===============================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------
Proceeds from contributions ................................       32,271,146        43,466,052
Fair value of withdrawals ..................................      (48,626,388)      (66,120,001)
                                                                -------------------------------
Net decrease in net assets derived from capital transactions      (16,355,242)      (22,653,949)
                                                                -------------------------------
===============================================================================================
Net Assets
-----------------------------------------------------------------------------------------------
Total decrease in net assets ...............................       (8,358,032)       (2,881,043)
Beginning of year ..........................................      126,593,872       129,474,915
                                                                -------------------------------
End of year ................................................    $ 118,235,840     $ 126,593,872
                                                                ===============================

Financial Highlights                    BlackRock Master International Portfolio

                                                      Year Ended May 31,
                                 ------------------------------------------------------------
                                   2008         2007         2006         2005         2004
=============================================================================================
Total Investment Return
---------------------------------------------------------------------------------------------
Total investment return .....        7.12%       16.99%       25.58%       14.08%       21.12%
                                 ============================================================
=============================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------
Total expenses ..............        0.99%        0.96%        0.98%        0.95%        0.94%
                                 ============================================================
Net investment income .......        1.90%        1.64%        1.48%        1.51%        1.60%
                                 ============================================================
=============================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------
Net assets, end of year (000)    $118,236     $126,594     $129,475     $122,401     $146,726
                                 ============================================================
Portfolio turnover ..........         153%         151%          96%          49%          74%
                                 ============================================================

See Notes to Financial Statements.


22             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008

Notes to Financial Statements           BlackRock Master International Portfolio

1. Significant Accounting Policies:

BlackRock Master International Portfolio (the "Portfolio") of BlackRock Master LLC (the "Master LLC") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Limited Liability Company Agreement (the "LLC Agreement") permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue nontransferable interests in the Master LLC/Trust, subject to certain limitations. Throughout this report, the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees and Board of Directors are referred to as the Board of Directors (the "Board"). The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Portfolio:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Portfolio may engage in various portfolio investment strategies to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

o Forward foreign currency contracts -- The Portfolio may enter into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by the Portfolio, help to manage the overall exposure to the foreign currency backing some of the investments held by the Portfolio. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolio reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: Investment trans-actions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.


             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008             23

                                        BlackRock Master International Portfolio

Income Taxes: The Master LLC is classified as a "pass-through entity" for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC's assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividend, and capital gains at various rates.

Effective November 30, 2007, the Portfolio implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Portfolio and has determined that the adoption of FIN 48 does not have a material impact on the Portfolio's financial statements. The Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Portfolio's U.S. federal tax returns remain open for the years ended May 31, 2005 through May 31, 2007. The statutes of limitations on the Portfolio's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Portfolio's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Portfolio's financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: The Portfolio recorded a bank overdraft which resulted from management estimates of available cash.

Other: Expenses directly related to the Portfolio are charged to that Portfolio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Advisor a monthly fee based upon the average daily value of the Portfolio's net assets at the following annual rates: 0.75% of the Portfolio's average daily net assets not exceeding $500 million and 0.70% of the Portfolio's average daily net assets in excess of $500 million.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management International Limited, an affiliate of the Advisor, under which the Advisor pays the sub-advisor, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Portfolio to the Advisor.

For the year ended May 31, 2008, the Portfolio reimbursed the Advisor $2,175 for certain accounting services, which are included in accounting services in the Statement of Operations.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, received $1,333 in commissions on the execution of portfolio security transactions for the Portfolio for the year ended May 31, 2008.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.


24             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008

Notes to Financial Statements (concluded)
                                        BlackRock Master International Portfolio

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 2008 were $182,903,465 and $199,206,335, respectively.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Portfolio pays a commitment fee of 0.06% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the credit agreement during the year ended May 31, 2008.

5. Commitments:

At May 31, 2008, the Portfolio had entered into foreign exchange contracts under which it had agreed to purchase and sell various foreign currencies with approximate values of $1,750,000 and $1,926,000, respectively.

Report of Independent Registered Public Accounting Firm
                                        BlackRock Master International Portfolio

To the Investor and Board of Directors of BlackRock Master LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Master International Portfolio, one of the series constituting BlackRock Master LLC (formerly BlackRock Master Trust) (the "Master LLC"), as of May 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Master International Portfolio of BlackRock Master LLC as of May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
July 28, 2008


             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008             25

Officers and Directors

                                        Length of                                               Number of
                       Position(s)      Time                                                    BlackRock-
                       Held with        Served                                                  Advised Funds
Name, Address          Fund/            as a        Principal Occupation(s)                     and Portfolios  Public
and Year of Birth      Portfolio        Director 2  During Past Five Years                      Overseen        Directorships
====================================================================================================================================
Non-Interested Directors 1
------------------------------------------------------------------------------------------------------------------------------------
David O. Beim          Director         Since 1998  Professor of Finance and Economics at the   35 Funds        None
40 East 52nd Street                                 Columbia University Graduate School of      81 Portfolios
New York, NY 10022                                  Business since 1991; Trustee, Phillips
1940                                                Exeter Academy since 2002; Formerly
                                                    Chairman, Wave Hill Inc. (public garden
                                                    and cultural center) from 1990 to 2006.
------------------------------------------------------------------------------------------------------------------------------------
Ronald W. Forbes       Co-Chairman      Since 2007  Professor Emeritus of Finance, School of    35 Funds        None
40 East 52nd Street    of the Board                 Business, State University of New York at   81 Portfolios
New York, NY 10022     and Director                 Albany since 2000.
1940
------------------------------------------------------------------------------------------------------------------------------------
Dr. Matina Horner      Director         Since 2007  Formerly Executive Vice President of        35 Funds        NSTAR (electric and
40 East 52nd Street                                 Teachers Insurance and Annuity Association  81 Portfolios   gas utility)
New York, NY 10022                                  and College Retirement Equities Fund from
1939                                                1989 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
Rodney D. Johnson      Co-Chairman      Since 2007  President, Fairmount Capital Advisors,      35 Funds        None
40 East 52nd Street    of the Board                 Inc. since 1987; Director, Fox Chase        81 Portfolios
New York, NY 10022     and Director                 Cancer Center since 2002; Member of the
1941                                                Archdiocesan Investment Committee of the
                                                    Archdiocese of Philadelphia since 2003;
                                                    Director, the Committee of Seventy (civic)
                                                    since 2006.
------------------------------------------------------------------------------------------------------------------------------------
Herbert I. London      Director and     Since 2007  Professor Emeritus, New York University     35 Funds        AIMS Worldwide, Inc.
40 East 52nd Street    Member of                    since 2005; John M. Olin Professor of       81 Portfolios   (marketing)
New York, NY 10022     the Audit                    Humanities, New York University from 1993
1939                   Committee                    to 2005 and Professor thereof from 1980 to
                                                    2005; President, Hudson Institute (policy
                                                    research organization) since 1997 and
                                                    Trustee thereof since 1980; Chairman of
                                                    the Board of Trustees for Grantham
                                                    University since 2006; Director,
                                                    InnoCentive, Inc. (strategic solutions
                                                    company) since 2005; Director of Cerego,
                                                    LLC (software development and design)
                                                    since 2005.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Montgomery  Director         Since 2007  Professor, Harvard Business School since    35 Funds        Newell Rubbermaid,
40 East 52nd Street                                 1989; Director, Harvard Business School     81 Portfolios   Inc. (manufacturing)
New York, NY 10022                                  Publishing since 2005; Director, McLean
1952                                                Hospital since 2005.
------------------------------------------------------------------------------------------------------------------------------------
Joseph P. Platt, Jr.   Director         Since 2007  Director, The West Penn Allegheny Health    35 Funds        Greenlight Capital
40 East 52nd Street                                 System (a not-for-profit health system)     81 Portfolios   Re, Ltd (reinsurance
New York, NY 10022                                  since 2008; Partner, Amarna Corporation,                    company)
1947                                                LLC (private investment company) since
                                                    2002; Director, WQED Multimedia (PBS and
                                                    Multimedia, a not-for-profit company)
                                                    since 2002; Director, Jones and Brown
                                                    (Canadian insurance broker) since 1998;
                                                    General Partner, Thorn Partner, LP
                                                    (private investment) since 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Robb, Jr.    Director         Since 2007  Partner, Lewis, Eckert, Robb and Company    35 Funds        None
40 East 52nd Street                                 (management and financial consulting firm)  81 Portfolios
New York, NY 10022                                  since 1981.
1945
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt        Director         Since 2007  President, Founders Investments Ltd.        35 Funds        A.P. Pharma, Inc.
40 East 52nd Street                                 (private investments) since 1999; Director  81 Portfolios   (specialty
New York, NY 10022                                  of Forward Management, LLC since 2007;                      pharmaceuticals)
1938                                                Director, The James Irvine Foundation
                                                    (philanthropic foundation) since 1997;
                                                    Formerly Trustee, State Street Research
                                                    Mutual Funds from 1990 to 2005; Formerly
                                                    Trustee, Metropolitan Series Funds, Inc.
                                                    from 2001 to 2005.
------------------------------------------------------------------------------------------------------------------------------------


26             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008

                                        Length of                                               Number of
                       Position(s)      Time                                                    BlackRock-
                       Held with        Served                                                  Advised Funds
Name, Address          Fund/            as a        Principal Occupation(s)                     and Portfolios  Public
and Year of Birth      Portfolio        Director 2  During Past Five Years                      Overseen        Directorships
====================================================================================================================================
Non-Interested Directors 1 (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Urish       Chairman of the  Since 2007  Managing Partner, Urish Popeck & Co., LLC   35 Funds        None
40 East 52nd Street    Audit Committee              (certified public accountants and           81 Portfolios
New York, NY 10022     and Director                 consultants) since 1976; Member of
1951                                                External Advisory Board, The Pennsylvania
                                                    State University Accounting Department
                                                    since 2001; Trustee, The Holy Family
                                                    Foundation since 2001; Committee
                                                    Member/Professional Ethics Committee of
                                                    the Pennsylvania Institute of Certified
                                                    Public Accountants since 2007; President
                                                    and Trustee, Pittsburgh Catholic
                                                    Publishing Associates since 2003; Formerly
                                                    Director, Inter-Tel from 2006 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Frederick W. Winter    Director and     Since 2007  Professor and Dean Emeritus of the Joseph   35 Funds        None
40 East 52nd Street    Member of the                M. Katz School of Business, University of   81 Portfolios
New York, NY 10022     Audit Committee              Pittsburgh since 2005 and Dean thereof
1945                                                from 1997 to 2005; Director, Alkon
                                                    Corporation (pneumatics) since 1992;
                                                    Director, Indotronix International (IT
                                                    services) since 2004; Director, Tippman
                                                    Sports (recreation) since 2005.
                       -------------------------------------------------------------------------------------------------------------
                       1     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

                       2     Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc.
                             ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund's board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998;
                             Ronald W. Forbes since 1977; Matina Horner since 2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph P. Platt since 1999; Robert C. Robb, Jr. since
                             1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

====================================================================================================================================
Interested Directors 3
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis       Director         Since 2007  Managing Director, BlackRock, Inc. since    185 Funds       None
40 East 52nd Street                                 2005; Formerly Chief Executive Officer,     295 Portfolios
New York, NY 10022                                  State Street Research & Management Company
1945                                                from 2000 to 2005; Formerly Chairman of
                                                    the Board of Trustees, State Street
                                                    Research Mutual Funds from 2000 to 2005;
                                                    Formerly Chairman, SSR Realty from 2000 to
                                                    2004.
------------------------------------------------------------------------------------------------------------------------------------
Henry Gabbay           Director         Since 2007  Consultant, BlackRock, Inc. since 2007;     184 Funds       None
40 East 52nd Street                                 Formerly Managing Director, BlackRock,      294 Portfolios
New York, NY 10022                                  Inc. from 1989 to 2007; Formerly Chief
1947                                                Administrative Officer, BlackRock
                                                    Advisors, LLC from 1998 to 2007; Formerly
                                                    President of BlackRock Funds and BlackRock
                                                    Bond Allocation Target Shares from 2005 to
                                                    2007 and Treasurer of certain closed-end
                                                    funds in the BlackRock fund complex from
                                                    1989 to 2006.
                       -------------------------------------------------------------------------------------------------------------
                       3     Messrs. Davis and Gabbay are both "interested persons," as defined in the Investment Company Act of
                             1940, of the Fund/Portfolio based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn
                             72.


             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008             27

Officers and Directors (concluded)

                       Position(s)      Length of
Name, Address          Held with        Time
and Year of Birth      Fund             Served      Principal Occupation(s) During Past Five Years
====================================================================================================================================
Fund Officers 1
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke        Fund             Since 2007  Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of
40 East 52nd Street    President and                Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P.
New York, NY 10022     Chief Executive              ("FAM") in 2006; First Vice President thereof from 1997 to 2005; Treasurer
1960                   Officer                      thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Anne F. Ackerley       Vice President   Since 2007  Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of
40 East 52nd Street                                 BlackRock's U.S. Retail Group since 2006; Head of BlackRock's Mutual Fund Group
New York, NY 10022                                  from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and from 1988 to
1962                                                2000, most recently as First Vice President and Operating Officer of the Mergers
                                                    and Acquisitions Group.
------------------------------------------------------------------------------------------------------------------------------------
Neal J. Andrews        Chief Financial  Since 2007  Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President
40 East 52nd Street    Officer                      and Line of Business Head of Fund Accounting and Administration at PFPC Inc.
New York, NY 10022                                  from 1992 to 2006.
1966
------------------------------------------------------------------------------------------------------------------------------------
Jay M. Fife            Treasurer        Since 2007  Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly
40 East 52nd Street                                 Assistant Treasurer of the MLIM/FAM-advised funds from 2005 to 2006; Director of
New York, NY 10022                                  MLIM Fund Services Group from 2001 to 2006.
1970
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan      Chief            Since 2007  Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money
40 East 52nd Street    Compliance                   Laundering Officer of the BlackRock-advised Funds since 2007; Managing Director
New York, NY 10022     Officer                      and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel of
1959                   of the Fund                  BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from
                                                    1995 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff         Secretary        Since 2007  Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
40 East 52nd Street                                 BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs
New York, NY 10022                                  Asset Management, L.P. from 1993 to 2006.
1965
                       -------------------------------------------------------------------------------------------------------------
                       1     Officers of the Fund/Portfolio serve at the pleasure of the Board of Directors.
                       -------------------------------------------------------------------------------------------------------------
                       Further information about the Fund's/Portfolio's Officers and Directors is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019


28             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008             29

Additional Information (concluded)

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Fund votes proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


30             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


             BLACKROCK INTERNATIONAL FUND            MAY 31, 2008             31

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock International Fund
Of BlackRock Series, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                      #INTL-5/08

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            David O. Beim (not reappointed to audit committee, effective November 1, 2007)
            James T. Flynn (term ended, effective November 1, 2007)
            W. Carl Kester (term ended, effective November 1, 2007)
            Karen P. Robards (term ended, effective November 1, 2007)
            Kenneth L. Urish (term began, effective November 1, 2007)

            The registrant's board of directors has determined that David O. Beim, W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

            Mr. Beim has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. For 25 years, Mr. Beim was an investment banker actively engaged in financial analysis for securities transactions and mergers. These transactions presented a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements. Mr. Beim has also been a professor of finance and economics at the Columbia University Graduate School of Business since 1991.

            Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester's financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements.

            Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is a member of the audit committee of one publicly held company and a non-profit organization.

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

-----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
-----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
-----------------------------------------------------------------------------------------------------------------------------------
BlackRock             $6,800       $6,600            $0            $0           $6,100        $6,100          $1,049         $1,042
International Fund
-----------------------------------------------------------------------------------------------------------------------------------
BlackRock Master      $29,300      $32,000           $0            $0             $0            $0              $0             $0
International
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                  Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
            Entity Name                           Year End           Year End
            --------------------------------------------------------------------
            BlackRock International Fund          $294,649          $2,986,459
            --------------------------------------------------------------------
            BlackRock Master International        $287,500          $2,979,317
            Portfolio
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $287,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock International Fund of BlackRock Series, Inc. and
    BlackRock Master International Portfolio of BlackRock Master LLC

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock International Fund of BlackRock Series, Inc. and
    BlackRock Master International Portfolio of BlackRock Master LLC

Date: July 18, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock International Fund of BlackRock Series, Inc. and
    BlackRock Master International Portfolio of BlackRock Master LLC

Date: July 18, 2008